Derivative Instruments (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Derivatives In Cash Flow Hedging Relationships [Line Items]
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives	$ (628)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0
Derivative Instruments, Loss Reclassified from Accumulated OCI into Income, Effective Portion	200
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 0